SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
Property, plant and equipment

Useful Lives
in Years
Manufacturing machinery and equipment	5 - 10
Furniture, fixtures, computer hardware/software	3 - 7
Leasehold improvements	life of lease

Amortization of patents

2024	$6,493
2025	185
$6,678

Other assets

	As of December 31,
	2023	2022
Lease security deposit	$625,000	$625,000
Spare machine parts	603,797	589,985
Total Other Assets	$1,228,797	$1,214,985

Deferred revenue

Balance as of January 1, 2022	$22,500
Additions	229,813
Recognized as revenue	(239,313)
Balance as of December 31, 2022	13,000
Additions	31,220
Recognized as revenue	(43,285)
Balance as of December 31, 2023	$935

Cumulative effect of changes in fianancial statement

	Balance at December 31, 2022	Adjustments Due to Adoption	Balance at January 1, 2023
Liabilities
Non-current convertible notes, net	$5,268,399	$3,686,243	$8,954,642
Shareholders' equity
Additional paid in capital	452,135,653	(3,795,874)	448,339,779
Accumulated deficit	(447,537,493)	109,631	(447,427,862)

The impact due to the change in accounting principle on net income and earnings per share for the year ended December 31, 2023 is as follows:

	Post ASU 2020-06	Pre ASU 2020-06	Difference
Year Ended December 31, 2023
Net Loss	$(17,069,896)	$(25,739,479)	$8,669,583
Net Loss attributable to common shareholders	(35,050,574)	(43,720,157)	8,669,583
Earnings Per Share (Basic and Diluted)	$(34.19)	$(42.65)	$(8.46)